Segment Reporting - Schedule of Consolidated in-Game Purchases to Revenue (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Less:
Consolidated revenue	$ (28,471,179)	$ (22,040,054)	$ (16,211,779)
Consolidated revenue	82,509,410	90,370,793	68,424,577
Consolidated in-game purchases [Member]
Segment Reporting [Line Items]
Consolidated revenue	96,813,340	106,994,440	84,461,982
Recoup of advances made to game developers [Member]
Less:
Consolidated revenue	(3,222,344)	(3,583,143)	(2,477,840)
Revenue share paid to game developers [Member]
Less:
Consolidated revenue	$ (11,081,586)	$ (13,040,504)	$ (13,559,565)